Average Annual Total Returns	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Ten Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Inception Date	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A Inception Date	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C Inception Date	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I Inception Date	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I Ten Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class A One Year	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class A Five Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class A Ten Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class W One Year	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class W Five Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class W Ten Years
Total	(0.19%)	2.46%	1.90%	0.34%	2.96%	2.37%	(3.55%)	1.66%	1.26%	(3.75%)	1.47%	1.08%	(1.85%)	1.48%	1.16%	(2.04%)	1.57%	0.99%	(0.09%)	2.59%	1.85%	0.38%	3.82%	3.17%	0.36%	3.64%	3.01%	(3.39%)	2.59%	2.63%	(3.54%)	2.50%	2.52%	(1.60%)	2.38%	2.38%	(1.86%)	2.48%	2.36%	0.12%	3.52%	3.23%	0.43%	2.86%	2.37%	(2.33%)	2.13%	1.98%	May 04, 2015	(2.39%)	2.08%	1.94%	(1.00%)	1.93%	1.81%	(0.74%)	2.04%	1.73%	May 04, 2015	1.17%	3.07%	2.77%	May 04, 2015	1.91%	5.05%	4.43%	(0.84%)	4.76%	4.58%	May 04, 2015	(1.15%)	4.55%	4.41%	0.25%	4.21%	4.10%	0.73%	4.64%	4.32%	May 04, 2015	2.75%	5.69%	5.37%	May 04, 2015	1.91%	5.05%	4.57%	0.96%	4.27%	3.68%	(2.40%)	3.06%	4.05%	(2.40%)	3.06%	3.72%	(0.87%)	2.80%	3.49%	(0.96%)	2.95%	3.78%	1.04%	4.00%	4.66%	1.52%	4.17%	3.72%	0.50%	4.56%	5.47%	0.36%	4.42%	5.35%	1.38%	4.26%	5.15%	2.04%	4.48%	5.18%	4.13%	5.51%	6.08%	1.52%	4.17%	3.72%	0.50%	4.56%	5.47%	0.36%	4.42%	5.35%	1.38%	4.26%	5.15%	none	none	none